Expense Example	Calvert VP SRI Balanced Portfolio Class I 1 Year	Calvert VP SRI Balanced Portfolio Class I 3 Years	Calvert VP SRI Balanced Portfolio Class I 5 Years	Calvert VP SRI Balanced Portfolio Class I 10 Years	Calvert VP SRI Balanced Portfolio Class F 1 Year	Calvert VP SRI Balanced Portfolio Class F 3 Years	Calvert VP SRI Balanced Portfolio Class F 5 Years	Calvert VP SRI Balanced Portfolio Class F 10 Years	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio 1 Year	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio 3 Years	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio 5 Years	Calvert VP SRI Mid Cap Portfolio Calvert VP SRI Mid Cap Portfolio 10 Years
USD ($)	64	202	351	786	90	281	488	1,084	98	306	531	1,178